Government Grants - Roll forward of Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Government grants [Abstract]
Beginning balance	$ 169,202	$ 194,209
Received/receivable during the period	40,461	19,854
Acquisition of subsidiaries	0	6,182
Released to the consolidated statements of operations and comprehensive loss	(33,366)	(51,043)
Ending balance	176,297	169,202
Noncurrent	147,371	128,697
Current	28,926	40,505
Total government grants	$ 176,297	$ 169,202